Related party transactions	12 Months Ended
Dec. 31, 2020
Related party transactions
Related party transactions

16   Related party transactions

Beijing Dasheng Time Technology Co., Ltd

In August 2014, Beijing Dasheng Time Technology Co., Ltd (“Dasheng Time”) was incorporated by Shu Ting. Shu Ting is the Group’s co-founder and has served as director and senior vice president. Since November 2019, Dasheng Zhixing entered into a promotion channel service with Dasheng Time. Under the cooperation, Dasheng Zhixing provides online lessons of Dasheng Time to the student who has purchased the prepaid credit packages of the Group, as a promotion channel to Dasheng Time. For the years ended 2019 and 2020, the fair value of promotion service provided by Dasheng Zhixing is estimated to be RMB535 and RMB76, which are recognized as net revenues in the consolidated statement of comprehensive income/(loss) of the Group.